Organization and Business Overview (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Apr. 28, 2025	Mar. 31, 2025 [1]
Organization and Business Overview [Line Items]
Incorporated date	Feb. 24, 2025
Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	250,000,000
Par value (in Dollars per share)	$ 0.0002
Ordinary Shares [Member] | SMJ Furnishings Inc. [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued		25,000,000
Par value (in Dollars per share)		$ 0.0002
Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	14,937,500		12,232,500
Par value (in Dollars per share)	$ 0.0002
Ordinary shares outstanding	14,937,500		12,232,500
Class A Ordinary Shares [Member] | SMJ Furnishings Inc. [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued		12,232,500
Par value (in Dollars per share)		$ 0.0002
Ordinary shares outstanding		12,232,500
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	225,000,000
Class B Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	12,767,500		12,767,500
Par value (in Dollars per share)	$ 0.0002
Ordinary shares outstanding	12,767,500		12,767,500
Class B Ordinary Shares [Member] | SMJ Furnishings Inc. [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued		12,767,500
Par value (in Dollars per share)		$ 0.0002
Ordinary shares outstanding		12,767,500
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	25,000,000

[1]	Retroactively presented for the reorganization exercise described in Note 1.